Financial Instruments (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2011
Financial Instruments (Textual) [Abstract]
Notional amount of commodity contract		$ 8,700,000
Notional amount of foreign exchange contracts		1,200,000,000
Debt issued	250,000,000
Deferred costs, contract settlement	300,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months		$ 7,000,000